Income and Social Contribution Taxes (Details) - Schedule of Expected Realization of Deferred Tax Assets R$ in Thousands	Jun. 30, 2024 BRL (R$)
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	R$ 218,552
2025 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	83,916
2026 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	32,011
2027 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	21,240
2028 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	5,755
2029 to 2034 [Member]
Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	R$ 75,630